INVENTORY (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Finished goods	$ 319	$ 553
Impairment loss for damaged finished goods	0	(16)
Inventory	$ 319	$ 537